Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination
Business Combination

3. Business Combination

As discussed in Note 1, on October 6, 2021, the Company consummated the Merger Agreement dated May 6, 2021 with Legacy Science 37 surviving the merger as a wholly owned subsidiary of the Company.

Legacy Science 37 preferred stock and common stock were converted into the right to receive approximately 1.815 shares (the “Exchange Ratio”) of the Company’s Common Stock, par value $0.0001 per share (“Common Stock”). Unless otherwise stated, the Exchange Ratio was applied to the number of shares of Legacy Science 37 throughout these consolidated financial statements.

At the effective time of the Merger (the “Effective Time”), 100% of the issued and outstanding shares of preferred and common stock of Legacy Science 37 were converted into an aggregate of 83,848,889 shares (the “Merger Shares”) of Common Stock. Former holders of shares of Legacy Science 37 common stock (including shares received as a result of the conversion of Legacy Science 37 preferred stock) and former holders of options to purchase shares of Legacy Science 37 common stock are entitled to receive their respective pro rata shares of up to 12,500,000 additional shares of the Company’s Common Stock (the “Earn-Out Shares”) if, during the period beginning on the Closing Date and ending on October 6, 2024, the share price equal to the volume weighted average price of Science 37’s Common Stock for a period of at least 20 days out of 30 consecutive trading days (each, a “Triggering Event”):

i.	is equal to or greater than $15.00, a one-time aggregate issuance of 5,000,000 Earn-Out Shares will be made; and
ii.	is equal to or greater than $20.00, a one-time aggregate issuance of 7,500,000 Earn-Out Shares will be made.

In respect of former holders of Legacy Science 37 options, receipt of the Earn-Out Shares is subject to continued services to the Company or one of its subsidiaries at the time of the applicable Triggering Event. If there is a change of control of Science 37 within the three-year period following the closing of the Business Combination, that will result in the holders of Science 37 Common Stock receiving a per share price equal to or in excess of any Triggering Event threshold, then immediately prior to such change of control, any Triggering Event that has not previously occurred shall be deemed to have occurred and Science 37 shall issue the Earn-Out Shares to the former holders of shares of Legacy Science 37 Common Stock and former holders of Legacy Science 37 options in accordance with their respective pro rata shares.

3. Business Combination (continued)

Pursuant to subscription agreements entered into in connection with the Merger Agreement (collectively, the “Subscription Agreements”), certain investors agreed to subscribe for an aggregate of 20,000,000 newly issued shares of Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $200.0 million (the “PIPE”). The shares of Common Stock issued by the Company pursuant to the PIPE financing were issued concurrently with the closing of the Merger on the Closing Date. A total of 30,858,261 additional shares of common stock were issued in connection with the close of the Business Combination, inclusive of the PIPE shares and shares held by LSAQ sponsor and public investors.

In summary, upon the closing of the Merger:

●	2,299,493 shares of LSAQ common stock held by shareholders prior to the Merger were redeemed with cash from LSAQ’s trust account, leaving 7,711,808 shares of pre-existing LSAQ common stock outstanding after redemption, which were then converted into an equivalent amount of shares of Common Stock.
●	3,146,453 Private Placement Warrants held by the Sponsor and converted to common shares of LSAQ common stock immediately prior to the Effective Time were converted into 3,146,453 shares of Common Stock.
●	all issued and outstanding shares of Legacy Science 37 capital stock converted into an aggregate of 83,848,889 shares of Common Stock.
●	the Company issued an aggregate of 20,000,000 shares of Common Stock to the PIPE Investors pursuant to the closing of the PIPE.
●	all of the outstanding options to acquire Legacy Science 37 common stock were converted into options to acquire an aggregate of 15,910,595 shares of Common Stock.

The Company received $35.0 million in cash from the LSAQ trust and operating accounts, net of redemptions of LSAQ common stock and transaction costs paid at Closing of $22.3 million. In addition, the Company also received $200.0 million from the PIPE investors related to the issuance of 20,000,000 shares of Common Stock. The Company paid a total of $1.5 million additional transaction costs related to the Business Combination in addition to the $22.3 million transaction costs paid at closing totaling $23.8 million in transaction costs. These transaction costs were associated with the Merger, PIPE and shareholder Earn-Out Shares. Transaction costs associated with the Merger and PIPE shares were deducted from the merger proceeds and included in additional paid-in capital in the consolidated balance sheets and consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) at December 31, 2021. The transaction costs associated with the shareholder Earn-Out Shares were expensed as incurred and the amount of $3.1 million for the year ended December 31, 2021 is included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Accordingly, shares outstanding upon consummation of the Business Combination consisted of the following:

LSAQ Initial Stockholders	2,002,260
Shares from Conversion of LSAQ Private Warrants	3,146,453
LSAQ Public Stockholders	5,709,548
Science 37 Rollover Shares	83,848,889
PIPE Shares	20,000,000
Total	114,707,150